Accrued Expenses and Other Current Liabilities (Details)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Accrued Expenses and Other Current Liabilities
Value added tax ("VAT") payable		¥ 14,854,047	¥ 8,308,980
Advances from customers		3,575,745	3,681,020
Other payables		2,768,878	1,224,211
Other tax payables		1,905,704	663,120
Obligation under capital lease, current portion		934,946
Total	$ 3,581,971	¥ 24,039,320	¥ 13,877,331